Share-based payments - Schedule of RSU and PSU Transactions (Details)	12 Months Ended
	Mar. 29, 2026 shares share	Mar. 30, 2025 share shares
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares)	4,757,953	4,608,777
Granted (in shares)	1,205,083	1,005,636
Cancelled (in shares)	(154,931)	(741,164)
Options/RSUs/PSUs outstanding, ending balance (in shares)	5,751,224	4,757,953
RSU
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares)	615,158	480,518
Granted (in shares)	586,077	425,251
Settled (in shares)	(251,094)	(186,657)
Cancelled (in shares)	(54,803)	(103,954)
Options/RSUs/PSUs outstanding, ending balance (in shares)	895,338	615,158
PSU
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares) | share	676,031	342,925
Granted (in shares) | share	488,260	428,121
Cancelled (in shares) | share	(17,303)	(95,015)
Options/RSUs/PSUs outstanding, ending balance (in shares) | share	1,146,988	676,031